Related Parties (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Amount owed to Chairman of the Board of Directors	$ 29,703			$ 11,069	$ 37,690
Amount owed to CEO	2,112			465	2,182
Amount owed to Boards of Directores	13,765			$ 13,765	0
Amount owed to Boards of Director Two	153
Stock based compensation, related parties	$ 1,523,103	$ 1,523,103		$ 394,540	3,224,044
Chief Executive Officer [Member]
Amortization recorded as professonal fee				73,403	0
Chairman, Board of Directors [Member]
Amortization recorded as professonal fee				73,403	0
One Director [Member]
Amortization recorded as professonal fee				64,227	0
Three Directors [Member]
Amortization recorded as professonal fee				165,156	0
One Director Two [Member]
Amortization recorded as professonal fee				$ 18,351	$ 0